TAXES ON INCOME (Tax Benefit (Taxes on Income)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Currents	$ 13	$ (187)	$ (172)
Prior year
Taxes on income (tax benefit)	13	(187)	(172)
Domestic	7	(195)	(172)
Foreign	$ 6	$ 8